CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net loss for the period	$ (77,919)	$ (15,314)
Adjustments for non-cash items:
Share-based payments (Note 12(d))	1,595	1,619
Depreciation	449	486
(Gain)/loss on sale of marketable securities	(3)	13
Impairment of non-current asset	6,426	11,955
Gain on investment reclassification	0	145
Fair value loss on Silver Stream derivative liability (Note 9)	66,979	119
Accrued interest receivable	4	24
Other expenses	24	719
Unrealized foreign exchange (gain)/loss	334	(222)
Deferred income tax recovery	(1,442)	(2,047)
Shares issued for marketing service	38	0
Equity gain and fair value adjustment of equity accounted investments	1,016	605
Fair value loss/(gain) on PC Gold Option	(718)	602
Operating cash flows before movements in working capital	(3,821)	(4,048)
Net change in non-cash working capital items:
Decrease/(Increase) in accounts and other receivables	92	(280)
Decrease/(Increase) in prepaid expenditures	(20)	63
(Decrease)/Increase in accounts payables and accrued liabilities	(3,644)	313
Total cash used in operating activities	(7,393)	(3,952)
Cash flows from investing activities
Mineral property expenditures (Note 7)	19,456	20,777
Proceeds from sale of marketable securities (Note 5)	2,743	3,228
Proceeds from sale of mineral property (Note 7(b))	3,000	0
Property and equipment purchases	151	218
Cash expended in acquisitions of mineral properties	400	100
Total cash used by investing activities	(14,264)	(17,867)
Cash flows from financing activities
Gross proceeds from public offering and private placements (Note 12(b))	36,438	14,303
Share issuance cost	1,604	560
Gross proceeds from bought deal financing (Note 12(b))	0	8,050
Bought deal financing share issuance cost	0	887
Proceeds from exercise of options and warrants	12,063	0
Repayment of lease liability	46	142
Finance costs paid for lease liability	20	27
Cash received from Silver Stream	7,155	0
Total cash provided by financing activities	53,986	20,737
Foreign exchange effect on cash	(334)	222
Change in cash and cash equivalents	31,995	(860)
Cash and cash equivalents, beginning	11,351	12,211
Cash and cash equivalents, ending	43,346	11,351
Cash	43,177	8,904
Term deposits	$ 169	$ 2,447